Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 456,479	[1]	$ 505,441	[1]
Unbilled receivables	219,906		208,138
Less - allowance for doubtful accounts	(6,861)		(11,215)
Trade and unbilled receivables, net	669,524		702,364
Includes affiliated companies	20,030		19,308
IMOD [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 404,104		$ 320,899

[1]	(1)Includes affiliated companies $ 20,030 $ 19,308